RELATED PARTY TRANSACTIONS (Details)	12 Months Ended				12 Months Ended						1 Months Ended	12 Months Ended			12 Months Ended							0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Keystone	Dec. 31, 2013 Home Inns CNY item	Dec. 31, 2012 Home Inns CNY	Dec. 31, 2011 Home Inns CNY	Dec. 31, 2013 Hanting CNY	Dec. 31, 2012 Hanting CNY	Dec. 31, 2011 Hanting CNY	Sep. 30, 2013 Yishang Network CNY	Dec. 31, 2013 Yishang Network CNY	Dec. 31, 2013 7 Days Group Holdings Limited (7 Days) CNY	Dec. 03, 2013 7 Days Group Holdings Limited (7 Days) Keystone	Dec. 31, 2013 Ananda Travel Service (Aust.) Pty Limited ("Ananda") CNY	Dec. 31, 2012 Ananda Travel Service (Aust.) Pty Limited ("Ananda") CNY	Dec. 31, 2011 Ananda Travel Service (Aust.) Pty Limited ("Ananda") CNY	Dec. 31, 2012 Joyu Tourism Operating Group ("Joyu") CNY	Dec. 31, 2011 Joyu Tourism Operating Group ("Joyu") CNY	Dec. 31, 2013 Starway Hong Kong CNY	Dec. 31, 2012 Starway Hong Kong CNY	Nov. 30, 2013 Starway Hong Kong Hanting CNY	May 31, 2012 Starway Hong Kong Hanting CNY	Dec. 31, 2013 Starway Hong Kong Hanting CNY	Dec. 31, 2012 Starway Hong Kong Hanting CNY
RELATED PARTY TRANSACTIONS
Commissions from related parties					38,709,984	35,932,452	17,660,504	17,127,847	10,988,806	7,965,109			1,214,368							6,146,474	7,118,150
Consideration for disposal majority equity share of Starway Hong Kong from Hanting	2,171,056	13,142,920																				16,500,000	17,100,000	16,459,926	17,131,759
Amount of entursted loan and interest											13,000,000	13,374,109
Purchases from related party															32,738,333	32,989,774	29,386,855	2,160,000	2,160,000
Transferred equity percentage																						49.00%	51.00%
Equity interest (as a percent)																				0.00%
Number of shared directors					2
Purchase price receivable																						12,250,000
Period of installment																						3 years
Term of the loan											1 year
Percentage of equity interest acquired				4.00%										4.00%
Due from related parties, current	3,596,919	21,774,669	5,328,170		3,029,166	3,797,931		5,592,854	627,145			13,152,649									903,094
Due from related parties, non-current	1,349,037	8,166,667						8,166,667
Due to related parties, current	$ 1,852,880	11,216,780	10,395,726					1,000,000	1,000,000						10,216,780	9,215,726		180,000